Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Aggregate Amortization Expenses [Abstract]
2026	$ 122
2027	116
2028	82
2029	69
2030	59
Thereafter	63
Total	$ 511	$ 507